Schedule of trade and other receivables (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Less: Allowance for expected credit loss	$ (457,557)	$ (588,373)	$ (457,557)	$ (588,373)	$ (460,413)
Trade Receivables	2,514,375	3,233,234		2,151,682
Deposits	5,489,917	7,105,501		6,772,629
Prepayments	167,319	215,156		430,767
Trade and other receivables	8,325,773	10,752,128		9,489,266
Thrid Parties [Member]
IfrsStatementLineItems [Line Items]
- third parties	2,971,932	3,821,607		2,740,055
Other receivables - third parties	$ 154,162	$ 198,237		$ 134,188